Long-term Debt - Information Per Loan (Details)	3 Months Ended		5 Months Ended
	Apr. 02, 2015 USD ($)	Mar. 31, 2015 USD ($)	May. 27, 2015 USD ($)	May. 21, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 30, 2015 USD ($)	Mar. 13, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
Long-term debt [Line Items]
Cash and cash equivalents					$ 285,203,000			$ 86,000,000	$ 39,420,000	$ 44,298,000
Restricted cash					2,769,000			3,352,000
DVB $31,000 Deep Blue Facility
Long-term debt [Line Items]
Amount drawn down			$ 28,680,000
Maximum borrowing capacity				$ 31,000,000
Number of installments				24
Frequency of payments				quarterly
Repayment installment				$ 476,500
Balloon installment				$ 17,245,000
BNP committed term sheet
Long-term debt [Line Items]
Maximum borrowing capacity							$ 39,500,000
DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Maximum borrowing capacity		$ 227,500,000
Number of installments		24
Frequency of payments		quarterly
Repayment installment		$ 508,400
Balloon installment		$ 20,198,000
Number of loan tranches		7
Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities
Long-term debt [Line Items]
Prepayment amount						$ 3,000,000
Tranche A | DNB-SEB-CEXIM $227,500 Facility
Long-term debt [Line Items]
Amount drawn down	$ 32,400,000
Company's Minimum Liquid Funds
Long-term debt [Line Items]
Liquid funds					200,000,000
Minimum Liquid Funds per Vessel
Long-term debt [Line Items]
Liquid funds					2,000,000
Not legally restricted
Long-term debt [Line Items]
Cash and cash equivalents					35,200,000			35,400,000
Legally restricted
Long-term debt [Line Items]
Restricted cash					$ 13,789,000			$ 13,972,000